UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------


                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------


             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------



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

                              PROXY VOTING RECORDS

                               The Turnaround Fund
                          Proxies 7/1/2004 - 6/30/2005

Del Monte Foods Company

Ticker:   DLM
Meeting:  9/30/2004
Cusip #:  24522P103
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Joe L. Morgan                                 For        Missed Deadline   Management
       1.2 Elect David R. Williams                             For        Missed Deadline   Management
         2 Ratification of independent auditors                For        Missed Deadline   Management
-----------------------------------------------------------------------------------------------------------

Salton, Inc.

Ticker:   SFP
Meeting:  12/9/2004
Cusip #:  795757103
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect David C. Sabin                                For        Missed Deadline   Management
       1.2 Elect William B. Rue                                For        Missed Deadline   Management
       1.3 Elect Robert A. Bergmann                            For        Missed Deadline   Management
         2 Ratification of independent auditors                For        Missed Deadline   Management
         3 Vote on any other matter in their discretion        For        Missed Deadline   Management
-----------------------------------------------------------------------------------------------------------

1-800-FLOWERS.COM, Inc.

Ticker:   FLWS
Meeting:  12/10/2004
Cusip #:  68243Q106
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect John J. Conefry, Jr.                          For        Missed Deadline   Management
       1.2 Elect Leonard J. Elmore                             For        Missed Deadline   Management
       1.3 Elect Mary Lou Quinlan                              For        Missed Deadline   Management
         2 Ratification of independent auditors                For        Missed Deadline   Management
-----------------------------------------------------------------------------------------------------------

Washington Federal

Ticker:   WFSL
Meeting:  1/19/2005
Cusip #:  938824109
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Anna C. Johnson                               For        Missed Deadline   Management
       1.2 Elect Thomas F. Kenney                              For        Missed Deadline   Management
       1.3 Elect Charles R. Richmond                           For        Missed Deadline   Management
         2 Increase amount of authorized stock                 For        Missed Deadline   Management
         3 Ratification of independent auditors                For        Missed Deadline   Management
-----------------------------------------------------------------------------------------------------------

Jacobs Engineering Group, Inc.

Ticker:   JEC
Meeting:  2/8/2005
Cusip #:  469814107
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Dr. Dale R. Laurence                          For        Missed Deadline   Management
       1.2 Elect Linda Faye Levinson                           For        Missed Deadline   Management
       1.3 Elect Craig L. Martin                               For        Missed Deadline   Management
         2 Amendment to 1999 Stock Incentive Plan              For        Missed Deadline   Management
         3 Ratification of independent auditors                For        Missed Deadline   Management
-----------------------------------------------------------------------------------------------------------

Tejon Ranch Co.

Ticker:   TRC
Meeting:  5/3/2005
Cusip #:  879080109
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect John L. Goolsby                               For        Missed Deadline   Management
       1.2 Elect Norman Metcalfe                               For        Missed Deadline   Management
       1.3 Elect Kent G. Snyder                                For        Missed Deadline   Management
       1.4 Elect Michael H. Winer                              For        Missed Deadline   Management



OfficeMax, Inc.

Ticker:   OMX
Meeting:  5/9/2005
Cusip #:  67622P101
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Warren F. Bryant                              For        Missed Deadline   Management
       1.2 Elect Francesca Ruiz de Luzuriaga                   For        Missed Deadline   Management
       1.3 Elect David M. Szymanski                            For        Missed Deadline   Management
       1.4 Elect Carolyn M. Ticknor                            For        Missed Deadline   Management
       1.5 Elect Ward W. Woods                                 For        Missed Deadline   Management
         2 Ratification of independent auditors                For        Missed Deadline   Management
         3 Declassification of board of directors              Against    Missed Deadline   Shareholder
-----------------------------------------------------------------------------------------------------------

Eastman Kodak Co.

Ticker:   EK
Meeting:  5/11/2005
Cusip #:  277461109
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Richard S. Braddock                           For        For               Management
       1.2 Elect Daniel A. Carp                                For        For               Management
       1.3 Elect Durk I. Jager                                 For        For               Management
       1.4 Elect Debra L. Lee                                  For        For               Management
       1.5 Elect Antonio M. Perez                              For        For               Management
       1.6 Elect Michael J. Hawley                             For        For               Management
         2 Ratification of independent auditors                For        For               Management
         3 2005 Omnibus Long-Term Compensation Plan            For        For               Management
         4 Amend executive compensation plan                   For        For               Management
         5 Amend Section 5 of Certificate of Incorporation     For        For               Management
         6 Amend Section 7 of Certificate of Incorporation     For        For               Management
         7 Amend Section 8 of Certificate of Incorporation     For        For               Management
-----------------------------------------------------------------------------------------------------------

Blockbuster, Inc.

Ticker:   BBI
Meeting:  5/11/2005
Cusip #:  093679108
Type:     Annual




#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect John F. Antioco                               For        For               Management
       1.2 Elect Peter A. Bassi                                For        For               Management
       1.3 Elect Linda Griego                                  For        For               Management
         2 Ratification of independent auditors                For        For               Management
-----------------------------------------------------------------------------------------------------------

UnumProvident Corp.

Ticker:   UNM
Meeting:  5/12/2005
Cusip #:  91529Y106
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Jon S. Fossel                                 For        For               Management
       1.2 Elect Gloria C. Larson                              For        For               Management
       1.3 Elect William J. Ryan                               For        For               Management
       1.4 Elect Thomas R. Watjen                              For        For               Management
         2 Amend the Stock Plan of 1999                        For        For               Management
         3 Ratification of independent auditors                For        For               Management
         4 Amend bylaws regarding election of directors        None       For               Shareholder
         5 Establish office of Board of Directors              Against    Against           Shareholder
-----------------------------------------------------------------------------------------------------------

Wild Oats Markets, Inc.

Ticker:   OATS
Meeting:  5/17/2005
Cusip #:  96808B107
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect David Gallitano                               For        For               Management
         2 Ratification of independent auditors                For        For               Management


Commerce Bancorp, Inc.

Ticker:   CBH
Meeting:  5/17/2005
Cusip #:  200519106
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Vernon W. Hill, II                            For        For               Management
       1.2 Elect Jack R. Bershad                               For        For               Management
       1.3 Elect Joseph E. Buckelew                            For        For               Management
       1.4 Elect Donald T. DiFrancesco                         For        For               Management
       1.5 Elect Morton N. Kerr                                For        For               Management
       1.6 Elect Steven M. Lewis                               For        For               Management
       1.7 Elect John K. Lloyd                                 For        For               Management
       1.8 Elect George E. Norcross, III                       For        For               Management
       1.9 Elect Daniel T. Ragone                              For        For               Management
      1.10 Elect William A. Schwartz, Jr.                      For        For               Management
      1.11 Elect Joseph T. Tarquini, Jr.                       For        For               Management
      1.12 Elect Joseph S. Vassalluzzo                         For        For               Management
         2 Ratification of independent auditors                For        For               Management
-----------------------------------------------------------------------------------------------------------

Hasbro, Inc.

Ticker:   HAS
Meeting:  5/19/2005
Cusip #:  418056107
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Basil L. Anderson                             For        For               Management
       1.2 Elect Alan R. Batkin                                For        For               Management
       1.3 Elect Frank J. Biondi, Jr.                          For        For               Management
       1.4 Elect John M. Connors, Jr.                          For        For               Management
       1.5 Elect E. Gordon Gee                                 For        For               Management
       1.6 Elect Jack M. Greenberg                             For        For               Management
       1.7 Elect Alan G. Hassenfeld                            For        For               Management
       1.8 Elect Claudine B. Malone                            For        For               Management
       1.9 Elect Edward M. Philip                              For        For               Management
      1.10 Elect Eli J. Segal                                  For        For               Management
      1.11 Elect Paula Stern                                   For        For               Management
      1.12 Elect Alfred J. Verrecchia                          For        For               Management
         2 Amend 2003 Stock Incentive Performance Plan         For        For               Management
         3 Ratification of independent auditors                For        For               Management
         4 Global human rights standards                       Against    Against           Shareholder
-----------------------------------------------------------------------------------------------------------

Kenneth Cole Productions, Inc.

Ticker:   KCP
Meeting:  5/26/2005
Cusip #:  193294105
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Kenneth D. Cole                               For        For               Management
       1.2 Elect Paul Blum                                     For        For               Management
       1.3 Elect Robert C. Grayson                             For        For               Management
       1.4 Elect Denis F. Kelly                                For        For               Management
       1.5 Elect Philip B. Miller                              For        For               Management
         2 Amend 2004 Stock Incentive Plan                     For        For               Management
         3 Ratification of independent auditors                For        For               Management
-----------------------------------------------------------------------------------------------------------

Aon Corporation

Ticker:   AOC
Meeting:  5/20/2005
Cusip #:  037389103
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Patrick G. Ryan                               For        For               Management
       1.2 Elect Gregory C. Case                               For        For               Management
       1.3 Elect Edgar D. Jannotta                             For        For               Management
       1.4 Elect Jan Kalff                                     For        For               Management
       1.5 Elect Lester B. Knight                              For        For               Management
       1.6 Elect J. Michael Losh                               For        For               Management
       1.7 Elect R. Eden Martin                                For        For               Management
       1.8 Elect Andrew J. McKenna                             For        For               Management
       1.9 Elect Robert S. Morrison                            For        For               Management

      1.10 Elect Richard C. Notebaert                          For        For               Management
      1.11 Elect John W. Rogers, Jr.                           For        For               Management
      1.12 Elect Gloria Santona                                For        For               Management
      1.13 Elect Carolyn Y. Woo                                For        For               Management
         2 Ratification of independent auditors                For        For               Management
-----------------------------------------------------------------------------------------------------------

HCA, Inc.

Ticker:   HCA
Meeting:  5/26/2005
Cusip #:  404119109
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect C. Michael Armstrong                          For        For               Management
       1.2 Elect Magdalena H. Averhoff, MD                     For        For               Management
       1.3 Elect Jack O. Bovender Jr.                          For        For               Management
       1.4 Elect Richard M. Bracken                            For        For               Management
       1.5 Elect Martin Feldstein                              For        For               Management
       1.6 Elect Thomas F. Frist, Jr., MD                      For        For               Management
       1.7 Elect Frederick W. Gluck                            For        For               Management
       1.8 Elect Glenda A. Hatchett                            For        For               Management
       1.9 Elect Charles O. Holliday, Jr.                      For        For               Management
      1.10 Elect T. Michael Long                               For        For               Management
      1.11 Elect John H. McArthur                              For        For               Management
      1.12 Elect Kent C. Nelson                                For        For               Management
      1.13 Elect Frank S. Royal, MD                            For        For               Management
      1.14 Elect Harold T. Shapiro                             For        For               Management
         2 Ratification of independent auditors                For        For               Management
         3 Approval of Equity Incentive Plan                   For        For               Management
         4 Vote on any matter in their discretion              For        For               Management
-----------------------------------------------------------------------------------------------------------

E-LOAN, Inc.

Ticker:   EELN
Meeting:  6/13/2005
Cusip #:  268619107
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect Christian A. Larsen                           For        For               Management
       1.2 Elect Mark E. Lefanowicz                            For        For               Management
       1.3 Elect Daniel Springer                               For        For               Management
-----------------------------------------------------------------------------------------------------------

Neenah Paper, Inc.

Ticker:   NP
Meeting:  6/20/2005
Cusip #:  640079109
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Timothy S. Lucas                                    For        For               Management
       1.2 Philip C. Moore                                     For        For               Management
         2 Ratification of the independent auditors            For        For               Management
-----------------------------------------------------------------------------------------------------------

Carmax, Inc.

Ticker:   KMX
Meeting:  6/21/2005
Cusip #:  143130102
Type:     Annual

#         Proposals                                            Mgt. Rec.  Vote cast         Sponsor
-----------------------------------------------------------------------------------------------------------
       1.1 Elect W. Robert Grafton                             For        For               Management
       1.2 Elect William S. Kellogg                            For        For               Management
       1.3 Elect Austin Ligon                                  For        For               Management
         2 Ratification of Independent auditors                For        For               Management
         3 Approval of amended stock incentive plan            For        For               Management
         4 Amended non-employee stock incentive plan           For        For               Management
-----------------------------------------------------------------------------------------------------------

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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)      /s/  Arne T. Alsin
                              _______________________________________
                              Arne T. Alsin
                              Trustee, Chairman, President, and
                              Principal Executive Officer

Date: August 24, 2005